Subordinated Debt - Obligations Included in Subordinated Debt (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 02, 2017
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Interest rate	6.30%
Borrowings outstanding	CAD 150	CAD 150
Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%
Borrowings outstanding	CAD 398	398
Subordinated Debt Issued January 30, 2008
Disclosure of detailed information about borrowings [line items]
Interest rate	5.59%
Borrowings outstanding	CAD 400	400
Subordinated Debt Issued March 2, 2012
Disclosure of detailed information about borrowings [line items]
Interest rate	4.38%		4.38%
Borrowings outstanding	CAD 0	799	CAD 800
Subordinated Debt Issued May 13, 2014
Disclosure of detailed information about borrowings [line items]
Interest rate	2.77%
Borrowings outstanding	CAD 249	249
Subordinated Debt Issued September 25, 2015
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%
Borrowings outstanding	CAD 498	497
Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate	3.10%
Borrowings outstanding	CAD 349	348
Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate	3.05%
Borrowings outstanding	CAD 995	995
Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	2.75%
Borrowings outstanding	CAD 398	0
Subordinated Debt
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	3,437	3,836
Fair value of borrowings outstanding	3,583	3,986
Interest expense on subordinated debt	CAD 122	CAD 126
Government of Canada Bond Yield | Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.16%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.00%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 13, 2014
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.75%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued September 25, 2015
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.43%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.20%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.85%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.74%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.25%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.52%